MAINSTAY FUNDS TRUST

51 Madison Avenue

New York, New York 10010

January 10, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay Funds Trust (File No. 811-22321) (on behalf of MainStay Epoch U.S. Equity Yield Fund)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is Post-Effective Amendment No. 106 (the “Amendment”) to the registration statement on Form N-1A under the Securities Act of 1933, as amended (“Act”), for MainStay Funds Trust (“Registrant”). The filing is being made only for the purpose of adding new share classes to the MainStay Epoch U.S. Equity Yield Fund (the “Fund”) that are identical to the same share classes currently being offered by numerous other series of the Registrant. Accordingly, we hereby request in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the Commission and its Staff of the new class of shares for the Trust due to the fact that, except for the new class of shares, the disclosure set forth herein with respect to the Amendment is “not substantially different”1 from the disclosure that has previously been filed in the Trust’s Post-Effective Amendment No. 90, the last Post-Effective Amendment that contained disclosure relating to the Fund.

Additionally, pursuant to Rule 461 under the Act, the Registrant and NYLIFE Distributors LLC (“Distributor”), as general distributor of the Registrant’s shares, hereby respectfully requests that the effective date of the Amendment be accelerated so that it will become effective on or before February 10, 2017. The Registrant is aware of its obligations under the Act.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 201-685-6232 or Corey Rose at 202-261-3314.

Very truly yours,

/s/ Yi Chia Kuo

Yi Chia Kuo

Assistant Secretary

MainStay Funds Trust

/s/ Brian Wickwire

Brian Wickwire

Chief Operating Officer

NYLIFE Distributors LLC

[1]	See Investment Company Act Rel. No. 13768.